Satuit Capital U.S. Emerging Companies Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with long-term capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in one or more Satuit Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase of Shares” on page __ of the Fund’ Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Satuit Capital U.S. Emerging Companies Fund		Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price of redemption fees)	[1]	none	1.00%
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)		2.00%	2.00%
[1]	The Trust's Distributor will pay a finders' fee of 1% of the proceeds invested to brokers that purchase Class C shares of the Fund. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 13 months after the date of purchase.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Satuit Capital U.S. Emerging Companies Fund		Class A Shares	Class C Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.55%	0.52%
Total Annual Fund Operating Expenses (before fee waivers and/or expense reimbursements)		2.05%	2.77%
Fee Waivers and/or Expense Reimbursements	[1]	(0.10%)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and/or expense reimbursements)		1.95%	2.70%
[1]	Pursuant to a written expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business), so that the Fund's ratio of total annual operating expenses is limited to 1.95% for Class A Shares and 2.70% for Class C Shares. This arrangement is in effect until at least October 31, 2017 and, subject to annual approval by a majority of the Independent Trustees, will remain in effect from year to year unless the Adviser or a majority of the Independent Trustees terminate this agreement upon 90 days notice. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Satuit Capital U.S. Emerging Companies Fund - USD ($)	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Class A Shares	762	1,181	1,615	2,817
Class C Shares	373	859	1,464	3,099

If you did not redeem your shares at the end of each time period, your expenses would be:
Expense Example, No Redemption - Satuit Capital U.S. Emerging Companies Fund - USD ($)	No Redemption - 1 Year	No Redemption - 3 Years	No Redemption - 5 Years	No Redemption - 10 Years
Class A Shares	762	1,181	1,615	2,817
Class C Shares	280	859	1,464	3,099

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 90.22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of U.S. common stocks of emerging companies. The Fund's investment adviser considers a company to be an emerging company when its market capitalization, at the time of purchase, is within the range of market capitalizations of those companies comprising the Russell Micro Cap Index (RMicro). As of the latest reconstitution of the RMicro on June 24, 2016 the capitalization range of companies comprising the Index is approximately $30 million to $1.5 billion.

The Fund's investment adviser will select portfolio securities which the investment adviser believes exhibit reasonable valuations and favorable growth prospects. The factors the investment adviser considers when determining whether a security exhibits reasonable valuation and favorable growth prospects, respectively, include a company’s forward price to earnings multiple as compared to its forward earnings per share projection and a company’s revenue, margin, balance-sheet and cash flow characteristics. The Fund's investment adviser uses proprietary quantitative analysis of both value and growth characteristics to rank U.S. emerging companies.

Portfolio securities may be sold as a result of adverse changes in the stock markets generally, or to a specific issuer, that results in poor relative performance. Portfolio securities may also be sold if the Fund's investment adviser determines that the valuation and growth characteristics that formed the basis for purchasing a stock no longer meet the criteria for portfolio securities of the Fund.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the “NAV”), total return and value of the Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Fund's investment adviser may decline in value or may not increase in value when the stock market in general is rising and may fail to meet the Fund’s investment objective.

Risks of Investment In Emerging Companies: The Fund invests principally in emerging companies, generally of market capitalizations of those companies comprising the RMicro. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established. The increased risk involved with investing in emerging companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in less liquidity. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in domestic smaller capitalization stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year and shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.satuitfunds.com or by calling the Fund, toll free, at 1-866-972-8848. The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

The bar chart shows the changes in the Fund’s Class A Shares total annual returns for each of the last ten calendar years.

During the years shown in the bar chart, the highest return for a calendar quarter was 34.96% (quarter ended June 2009) and the lowest return for a calendar quarter was -23.47% (quarter ended September 2011).

The performance table shows how the Fund’s average annual returns compare to that of its benchmark, the Russell 2000 Index.

Class A Share (formerly No-Load) Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Total Returns - Satuit Capital U.S. Emerging Companies Fund		1 Year	5 Years	10 Years
Class A Shares		2.73%	5.91%	4.90%
Class A Shares | After Taxes on Distributions	[1]	2.73%	3.67%	3.67%
Class A Shares | After Taxes on Distributions and Sales	[1]	1.54%	4.43%	3.77%
Russell Microcap Index (reflects no deductions for fees, expenses or taxes)		21.31%	14.46%	7.07%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares, and after tax returns for other classes will vary.